Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 11: Subsequent Events

Common Stock Issuances

In October 2012, the Company issued 8,867 shares of common stock as payment to contractors for contracts valued at approximately $46,000.

In October 2012, the Company issued 7,059 shares of common stock to settle a contract dispute with a vendor valued at approximately $40,200.

In October 2012, the Company issued 8,945 shares of common stock pursuant to agreements with certain note holders to defer principal and interest payments for up to three months.

Note 10: Subsequent Events

(A) Common Stock

On March 26, 2012, the Company increase the Company’s authorized common stock from 1,000,000,000 shares to 2,500,000,000 shares.

During the 1st quarter of 2012, the Company issued 23,530 shares of common stock to an officer, having a fair value of $280,000 ($11.90/share), based upon the quoted closing trading price.

(B) Warrants

During the 1st quarter of 2012, the Company issued 37,648 shares of common stock for $285,760 ($7.59/share) in connection with the exercise of warrants.

(C) Debt, Debt Conversion and Warrants

Notes

During the 1st quarter of 2012, the Company executed notes payable and received net proceeds of $3,061,000. The notes are unsecured, bear interest at 15% and mature 18 months from issuance. In connection with this debt issuance, the Company granted 283,677, 2.5 year warrants, with exercise prices ranging from $10.20/share - $12.75/share, and vest 6 months from grant.

Convertible Notes

During the first quarter of 2012, the Company executed convertible notes for $519,950 resulting in net cash proceeds of $489,950, ($30,000 paid as debt issue costs). The notes mature between 6 months – 1 year. The notes bear interest ranging from 8% - 10%, with default interest rates ranging from 20% - 24%.

These notes may be convertible as follows, depending upon the terms of each issuance:

•	35% of the average, 3 lowest trading days, prior to the 10 days before conversion;
•	62% of the lowest trading price during the 7 days before conversion; and
•	65% of the lowest trading price during the 30 days before conversion

Debt Conversions

During the 1st quarter of 2012, the Company settled $2,443,214 of secured convertible debt, unsecured debt and accrued interest with the payment of $2,895,576 and the issuance of 314,481 shares of common stock. In addition, all related 69,379 warrants were cancelled. As a result of the debt conversion and cancellation of warrants, all associated derivative liabilities underlying these instruments cease to exist.

During the 1st quarter of 2012, the Company repurchased 17,110 shares of common stock from an investor for $230,400 ($13.43/share). The Company has paid $100,000; the balance will be paid in the 2nd quarter of 2012. In connection with the repurchase, the Company has accounted for this transaction in accordance with ASC 505-30, “treasury stock”.